Related party transactions	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Party [Abstract]
Related party transactions
26.
Related party transactions

Related party transactions during the year ended December 31, 2023, include transactions with debenture holders that incur interest. The related party debentures balance as at December 31, 2023, totaled $290 (December 31, 2022 – $306). The debentures bear annual coupon interest of 8.0% (December 31, 2022 – 8.0%) with interest expense for the year ended December 31, 2023, totaling $24 (December 31, 2022 – $25). The related parties involved in such transactions include Company shareholders, officers, directors, and management, close members of their families, or entities which are directly or indirectly controlled by close members of their families. The debentures are ongoing contractual obligations that are used to fund the Company's corporate and operational activities.

In the year ended December 31, 2023, the Company incurred $175 of sponsorship expenses (December 31, 2022 – $188) with a company owned by a director of Mogo.

Key management personnel

Key management personnel (“KMP”) are those persons having authority and responsibility for planning, directing, and controlling the activities of the entity, directly or indirectly. KMP consist of directors and executive officers of the Company.

During the year ended December 31, 2023, KMP were granted 832,999 stock options with a fair value of $1,481 at the grant date (December 31, 2022 – 806,494 stock options with a fair value of $2,553 at the grant date).

Aggregate compensation of KMP recorded as expenses in the consolidated statement of operations and comprehensive income (loss) during the year consisted of:

	Year ended
	December 31, 2023	December 31, 2022
Salary and short – term benefits	1,940	2,192
Stock-based compensation	1,278	3,129
Termination benefits	163	1,224
	3,381	6,545